Pension and Other Post-Retirement Benefits - Accumulated benefit obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accumulated benefit obligation
Accumulated benefit obligation	$ 18,637	$ 18,991
Fair value of plan assets	6,717	6,665
Fair value of plan assets
Projected benefit obligation	21,473	21,615
Fair value of plan assets	$ 6,717	$ 6,665